Schedule of Future Minimum Payments Under Lease (Details)	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
For the year ended December 31, 2024	$ 8,703
Less: amount representing imputed interest	(48)
Total	$ 8,656